Disclosures on reserves in Equity (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Disclosures on equity [Line Items]
Opening balance	$ (14,223)	$ (14,999)	$ (14,349)
Increase in reserves	30,846	12,008	22,092
Decrease in Reserve	(9,191)	(11,232)	(22,742)
Closing balance	7,432	(14,223)	(14,999)
Reserve of change in value of foreign currency basis spreads [member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(25,745)	(26,307)	(24,913)
Increase in reserves	15,732	1,824	6,542
Decrease in Reserve	(1,556)	(1,262)	(7,936)
Closing balance	(11,569)	(25,745)	(26,307)
Gains from cash flow hedge before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	9,879	7,971	2,248
Increase in reserves	0	8,628	14,794
Decrease in Reserve	(3,706)	(6,720)	(9,071)
Closing balance	6,173	9,879	7,971
Gains from cash flow hedge tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(2,683)	0	0
Increase in reserves	0	(2,683)	0
Decrease in Reserve	1,001	0	0
Closing balance	(1,682)	(2,683)	0
Losses from measurement of defined benefit plans before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(11,482)	(8,176)	(6,847)
Increase in reserves	3,858	0	674
Decrease in Reserve	(2,903)	(3,306)	(2,003)
Closing balance	(10,527)	(11,482)	(8,176)
Losses from measurement of defined benefit plans tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	1,992	1,292	894
Increase in reserves	430	0	(133)
Decrease in Reserve	(575)	700	531
Closing balance	1,847	1,992	1,292
Gains (losses) from financial assets measured at fair value through other comprehensive income before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	392	(760)	4,787
Increase in reserves	11,885	1,570	294
Decrease in Reserve	(2,101)	(418)	(5,841)
Closing balance	10,176	392	(760)
Gains (losses) from financial assets measured at fair value through other comprehensive income tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(662)	(351)	(1,850)
Increase in reserves	(3,180)	(424)	(79)
Decrease in Reserve	538	113	1,578
Closing balance	(3,304)	(662)	(351)
Miscellaneous other reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	14,086	11,332	11,332
Increase in reserves	2,121	3,093	0
Decrease in Reserve	111	(339)	0
Closing balance	16,318	14,086	11,332
Total reserves, reserves before tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(12,870)	(15,940)	(13,393)
Increase in reserves	33,596	15,115	22,304
Decrease in Reserve	(10,155)	(12,045)	(24,851)
Closing balance	10,571	(12,870)	(15,940)
Total reserves, reserves defered tax [Member]
Disclosure of Disclosures on equity [Line Items]
Opening balance	(1,353)	941	(956)
Increase in reserves	(2,750)	(3,107)	(212)
Decrease in Reserve	964	813	2,109
Closing balance	$ (3,139)	$ (1,353)	$ 941